Governing bodies of the Company	12 Months Ended
Dec. 31, 2023
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Governing bodies of the Company

37. Governing bodies of the Company

The Management Board consists of the following members:

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Mustafa Veziroglu, Co-CEO, Master of Business Administration, Monte Sereno, California, USA (CEO since August 7, 2023)
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Bulent Altan, Co-CEO, Master of Science in Aerospace, Playa Vista, California (until August 7, 2023)
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Stefan Berndt-von Bülow, CFO, graduate in business administration, Tutzing
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Joachim Horwath, CTO, Dipl.-Ing., Gilching

The Supervisory Board consists of the following members:

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Bulent Altan, Chairman, Space engineer and CEO of Earhart Consulting LLC (since August 8, 2023)
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Dr, Manfred Krischke, Chairman, CEO of Cloudeo AG (Chairman until August 7, 2023, and re-elected as a member of the Supervisory Board on August 7, 2023)
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Peter Müller-Brühl, Deputy Chairman, COO of GreenCom Networks AG
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Hans Königsmann, member of the Supervisory Board, Former vice president of flight reliability at SpaceX (until December 31, 2023)
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Steve Geskos, member of the Supervisory Board, Managing Director Rose Park Advisors (until August 7, 2023)
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Vincent Wobbe, member of the Supervisory Board, Head of Public Markets Investments Apeiron Investment Group (until August 7, 2023)
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Margaret Abernathy, member of the Supervisory Board, General Counsel at Impulse Space (since August 7, 2023)